CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Statement of Financial Position [Abstract]
Ordinary shares, authorized	250,000,000	250,000,000
Ordinary shares, issued	38,043,516	36,838,523
Ordinary shares, outstanding	38,043,516	36,838,523
Net of allowance for doubtful debt accounts | $	$ 67	$ 38